Commitments and contingencies - Clinical trial and commercial commitments & License agreements (Details) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Long-term Purchase Commitment [Line Items]
License agreements		$ 500,000	$ 0
Supply agreements in connection with clinical trials
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment		8,400,000			$ 8,400,000
Supply agreements in connection with clinical trials | Minimum
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments		$ 800,000			$ 630,000
Term for total aggregate remaining minimum commitment	3 years	3 years		3 years	3 years
Supply agreements in connection with clinical trials | Maximum
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments		$ 3,700,000			$ 3,700,000
Term for total aggregate remaining minimum commitment	8 years	8 years		8 years	8 years
Supply agreements in connection
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment		$ 0	0
Supply agreement to purchase certain products
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments	$ 52.5	41,700,000		$ 52.5	$ 41,200,000
Agreement in connection with the SPLASH clinical phase study
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments					$ 52,600,000
Total aggregate remaining minimum commitment		$ 52,600,000
Agreement in connection with the SPLASH clinical phase study | Minimum
Long-term Purchase Commitment [Line Items]
Term for total aggregate remaining minimum commitment	1 year	1 year		1 year	1 year
Agreement in connection with the SPLASH clinical phase study | Maximum
Long-term Purchase Commitment [Line Items]
Term for total aggregate remaining minimum commitment	6 years	6 years		6 years	6 years
Agreement in connection
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment		$ 0	$ 0